TAXES ON INCOME (Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic	$ (612)	$ 1,730	$ 1,705
Foreign	4,315	2,642	3,411
Income before income taxes	$ 3,703	$ 4,372	$ 5,116